Premiums and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premiums and Accounts Receivable
Insurance premiums receivable	$ 1,737	$ 2,094
Other receivables	209	248
Total	$ 1,946	$ 2,342